Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Contractual Obligations

Amount
2019	$ 22,970
2020	1,630
2021	2,172
2022	2,172
2023	2,104
2024 and thereafter	12,739

$ 43,787